Revenues - Summary of Revenues (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue [abstract]
Traffic revenues	¥ 95,187	¥ 89,554	¥ 85,076
- Passenger	91,564	83,577	78,585
- Cargo and mail	3,623	5,977	6,491
Tour operations income	2,322	3,113	3,491
Ground service income	1,323	2,850	2,546
Cargo handling and processing income	69	794	750
Commission income	112	92	78
Others	3,462	2,501	2,028
Consolidated revenue	¥ 102,475	¥ 98,904	¥ 93,969